Other disclosures - Disclosure of concentration of portfolio (Details) - Of which: Financing for constructions and property development - Spain - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,157	€ 2,967
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	3,172	2,984
Without collateral | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	15	14
With collateral | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	3,157	2,970
With collateral | Gross carrying amount | Completed buildings
Disclosure of credit risk exposure [line items]
Financial assets	1,092	976
With collateral | Gross carrying amount | Building and other constructions under construction
Disclosure of credit risk exposure [line items]
Financial assets	2,053	1,981
With collateral | Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Financial assets	12	13
Residential | Gross carrying amount | Completed buildings
Disclosure of credit risk exposure [line items]
Financial assets	982	658
Residential | Gross carrying amount | Building and other constructions under construction
Disclosure of credit risk exposure [line items]
Financial assets	1,953	1,913
Other | Gross carrying amount | Completed buildings
Disclosure of credit risk exposure [line items]
Financial assets	110	318
Other | Gross carrying amount | Building and other constructions under construction
Disclosure of credit risk exposure [line items]
Financial assets	100	68
Developed consolidated land | Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Financial assets	9	9
Other land | Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Financial assets	€ 3	€ 4